Equity instruments	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity instruments	Equity instruments
a) Breakdown
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Classification
Financial assets held for trading	22,030	16,636	15,057
Non-trading financial assets mandatorily at fair value through profit or loss	5,815	4,641	4,068
Financial assets designated at fair value through other comprehensive income	2,281	2,193	1,761
	30,126	23,470	20,886
Type
Shares of Spanish companies	5,083	3,730	3,540
Shares of foreign companies	21,633	17,153	15,185
Shares of investment funds	3,410	2,587	2,161
	30,126	23,470	20,886
Note 29 contains a detail of the 'Other comprehensive income', recognised in equity, on 'Financial assets designated at fair value through other comprehensive income'.
b) Changes
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2025	2024	2023
Balance at beginning of the year	2,193	1,761	1,941
Net additions (disposals)	(81)	(35)	11
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)A	245	447	(162)
Changes in the RV hedged with micro-hedging transactions	(76)	20	(29)
Balance at end of year	2,281	2,193	1,761
A.They do not include fair value movements for currency risk hedged with hedging instruments.
c) Notifications of acquisitions of investments
The notifications of the acquisitions and disposals of holdings in investees made by the Bank in 2025, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 105 of Spanish Securities Market Law 24/1998, are listed in appendix IV.